Other Long-Term Liabilities - Asset Retirement Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Balance – beginning of year	$ 7,690	$ 6,908	$ 6,806
Balance – end of year	8,607	7,690	6,908
Total provision for decommissioning, restoration and rehabilitation costs	8,607	7,690	6,908
Less: current portion	787	634	495
Non-current asset retirement obligation	7,820	7,056	6,413
Provision for decommissioning, restoration and rehabilitation costs
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Liabilities incurred	28	25	20
Liabilities acquired, net	171	0	11
Liabilities settled	(646)	(509)	(449)
Asset retirement obligation accretion	389	366	281
Revision of cost, inflation and timing estimates	417	621	897
Impact of regulatory changes	0	0	982
Change in discount rates	419	314	(1,698)
Foreign exchange adjustments	$ 139	$ (35)	$ 58